Financial Instruments and Fair Value Disclosures (Details) - Non designated [Member] - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Derivatives not designated as hedging instruments
Total derivatives		$ 18,700
Current Liabilities Interest Rate Swaps [Member]
Derivatives not designated as hedging instruments
Interest rate swaps		$ 18,700